INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2023	2022

Raw materials	3,064	2,201
Work-in-progress	2,537	2,468
Finished goods	534	461

	6,135	5,130

During the years ended December 31, 2023, 2022 and 2021, the Company recorded inventory write-offs in the amounts of $80, $49 and $530, respectively. Such write-offs were included in cost of revenues.